Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Inflation Linked Bond Fund
Entity Central Index Key	0001553197
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
American Funds Inflation Linked Bond Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class 529-A
Trading Symbol	CNLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 34	0.68% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[1]
Net Assets	$ 13,399,000,000
Holdings Count | Holding	294
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class 529-C
Trading Symbol	CNLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 72	1.44% *
*Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.44%	[1]
Net Assets	$ 13,399,000,000
Holdings Count | Holding	294
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class 529-E
Trading Symbol	CNLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 45	0.90% *
*Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[1]
Net Assets	$ 13,399,000,000
Holdings Count | Holding	294
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class 529-F-1
Trading Symbol	CNLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 24	0.48% *
*Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 13,399,000,000
Holdings Count | Holding	294
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class 529-F-2
Trading Symbol	FIBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 20	0.40% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 13,399,000,000
Holdings Count | Holding	294
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class 529-F-3
Trading Symbol	FLIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 17	0.34% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 13,399,000,000
Holdings Count | Holding	294
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class 529-T
Trading Symbol	TLIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 23	0.45% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 13,399,000,000
Holdings Count | Holding	294
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class A
Trading Symbol	BFIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 32	0.64% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 13,399,000,000
Holdings Count | Holding	294
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class C
Trading Symbol	BFICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 71	1.41% *
*Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.41%	[1]
Net Assets	$ 13,399,000,000
Holdings Count | Holding	294
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class F-1
Trading Symbol	BFIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund
costs
for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 34	0.67% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 13,399,000,000
Holdings Count | Holding	294
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class F-2
Trading Symbol	BFIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund
costs for
the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 20	0.40% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 13,399,000,000
Holdings Count | Holding	294
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class F3
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class F-3
Trading Symbol	FILBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 15	0.29% *
*Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 13,399,000,000
Holdings Count | Holding	294
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-1
Trading Symbol	RILAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 70	1.39% *
*Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.39%	[1]
Net Assets	$ 13,399,000,000
Holdings Count | Holding	294
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-2
Trading Symbol	RILBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 69	1.37% *
*Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.37%	[1]
Net Assets	$ 13,399,000,000
Holdings Count | Holding	294
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-2E
Trading Symbol	RILGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 55	1.09% *
*Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%	[1]
Net Assets	$ 13,399,000,000
Holdings Count | Holding	294
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-3
Trading Symbol	RILCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 47	0.93% *
*Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[1]
Net Assets	$ 13,399,000,000
Holdings Count | Holding	294
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-4
Trading Symbol	RILDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 32	0.64% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 13,399,000,000
Holdings Count | Holding	294
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-5
Trading Symbol	RILEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 17	0.34% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 13,399,000,000
Holdings Count | Holding	294
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class R5E
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-5E
Trading Symbol	RILHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 22	0.44% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 13,399,000,000
Holdings Count | Holding	294
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-6
Trading Symbol	RILFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 15	0.29% *
*Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 13,399,000,000
Holdings Count | Holding	294
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class T
Trading Symbol	TILBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 20	0.40% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 13,399,000,000
Holdings Count | Holding	294
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.

[1]	Annualized.